Related parties (Tables) - Sociedad Minera Cerro Verde S.A.A.	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Schedule of accounts receivable from related parties and accounts payable to related parties

Accounts receivable from related parties and accounts payable to related parties are made up as follows:

	December 31, 2023	December 31, 2022
	US$(000)	US$(000)

Accounts receivable from related parties
Parent Company
FMC (a)	531,978	555,150
Other related parties
Sumitomo (b)	9,902	21,098
Climax Molybdenum Marketing Corporation (c)	1,663	27,069
Sociedad Contractual Minera el Abra	7	—
Embedded derivatives
Embedded derivatives (d)	37,435	91,011

Total accounts receivable from related parties	580,985	694,328

Classification by measurement
Accounts receivables from related parties (subject to provisional pricing)	434,820	509,660
Accounts receivables from related parties (not subject to provisional pricing)	108,730	93,657
Embedded derivatives (d)	37,435	91,011

	580,985	694,328

Accounts payable to related parties
Parent Company
FMC	330	324
Other related parties
Freeport-McMoRan Sales Company Inc.	2,938	2,687
Minera Freeport-McMoRan South America Ltda	182	163
Minera Freeport-McMoRan South America SAC	18	—

Total accounts payable to related parties	3,468	3,174
(a)

Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021, and will continue in force until one of the parties communicates its intention to terminate with an advance written notice of at least 24 months. Terms of the contract are reviewed annually.

(b)

The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrate production through December 31, 2021, and will continue in force until one of the parties communicates its intention to terminate with an advance written notice of at least 24 months. Terms of the contract are reviewed annually.

(c)

The Company has a long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on MWDO and under incoterm CIF from February 1, 2020, through January 31, 2022. A new agreement with the same terms began on February 1, 2022, until January 31, 2023, and will continue in force until one of the parties communicates its intentions to terminate with and written notice.

(d)	Reflects the embedded derivative adjustment associated with accounts receivable from related parties (see Note 2(d) and 21).

Summary of the transactions with related entities that affected results (not including copper and molybdenum sales)

The following is a summary of the transactions with related entities that affected results (not including copper and molybdenum sales described in Note 14) for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Revenues
Reimbursement of expenses	344	747	65
Supplies	—	2	—
	344	749	65

Expenses
Reimbursement of information technology services	25,055	22,023	16,941
Commissions	11,347	10,550	8,484
Management fee (See Note 15)	3,098	2,540	2,352
Stock-based compensation (a)	2,776	2,502	2,894
Supplies	6	7	—

	42,282	37,622	30,671

(a)

As indicated in the table above, during 2023, 2022 and 2021 the expense for stock-based compensation amounted to US$2.8 million, US$2.5 million and US$2.9 million, respectively. The related payments / settlements totaled US$2.8 million, US$3.4 million and US$2.7 million respectively. This activity resulted in a net decrease of US$0.9 million for the year ended December 31, 2022 and US$0.2 million for the year ended December 31, 2021 in “Other equity contributions” in the statements of changes in shareholders’ equity.